Up North Business Combination / Bitworks Asset Acquisition (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2021	Nov. 02, 2021
Up North Business Combination / Bitworks Asset Acquisition (Details) [Line Items]
Acquired interests		$ 1,000,000
Restricted common stock		1.0
Par value per share		$ 0.00001
Business combination transaction description	The total transaction consideration paid for the Acquisition was valued at $1.4 million. The transaction consideration was allocated to the UNH Acquisition and the Bitworks Equipment in the amounts of $705,900 and $694,100, respectively. The UNH Acquisition was accounted for as a business combination using the acquisition method in accordance with Accounting Standards Codification 805, Business Combinations. In accounting for the UNH Acquisition the purchase consideration consisted of the fair value of the Up North membership interest previously owned by the Company and accounted for as an equity method investment of $631,500 and the transaction consideration allocated of $705,900 and reduced by the effective settlement of intercompany transactions of $104,285 for net purchase consideration of $1,233,115. The previous membership interest in Up North had a carrying value of $649,462 resulting in the recognition of a loss on the conversion of the equity method investment of $17,962.
Operations amount	$ 1.1
North Hosting LLC [Member]
Up North Business Combination / Bitworks Asset Acquisition (Details) [Line Items]
Ownership percentage		100.00%
BWP Holdings, LLC [Member]
Up North Business Combination / Bitworks Asset Acquisition (Details) [Line Items]
Membership interest rate		50.00%